Subsidiary Guarantors of Senior Notes due 2024	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Subsidiary Guarantors of Senior Notes due 2024

20. Subsidiary Guarantors of Senior Notes due 2024

The following tables present consolidated (condensed) financial information for (a) MFS; (b) the guarantors of the Senior Notes due 2024 which include substantially all of the domestic, 100% owned subsidiaries of the MFS (Subsidiary Guarantors); and (c) the wholly and partially owned foreign subsidiaries of MFS, which do not guarantee the Senior Notes due 2024 (Non-Guarantor Subsidiaries). The information includes elimination entries necessary to consolidate the guarantor and the non-guarantor subsidiaries. Investments in subsidiaries are accounted for using the equity method of accounting. The principal elimination entries eliminate investments in subsidiaries, equity and intercompany balances and transactions. Separate financial statements of the Subsidiary Guarantors are not presented because the guarantors are fully and unconditionally, jointly and severally liable under the guarantees, except for normal and customary release provisions.

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Operations

For the Three Months Ended June 30, 2016

(In millions)

Millions of dollars	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$275.9	$190.3	$(97.8)	$368.4
Cost of sales	0.9	192.5	138.1	(97.8)	233.7

Gross profit	(0.9)	83.4	52.2	—	134.7
Selling, general and administrative expenses	8.3	40.1	27.0	—	75.4
Amortization expense	—	7.2	0.7	—	7.9
Separation expense	1.3	(0.1)	0.1	—	1.3
Restructuring expense	—	(0.3)	0.6	—	0.3

Earnings from operations	(10.5)	36.5	23.8	—	49.8
Interest expense	26.2	0.1	0.7	—	27.0
Other (income) expense — net	1.1	0.5	2.0	—	3.6
Equity in earnings (loss) of subsidiaries	37.4	17.5	—	(54.9)	—

Earnings before income taxes	(0.4)	53.4	21.1	(54.9)	19.2
Income taxes	(15.5)	16.0	3.6	—	4.1

Net earnings	$15.1	$37.4	$17.5	$(54.9)	$15.1

Other comprehensive income (loss), net of tax	(4.3)	(4.2)	(4.9)	9.1	(4.3)

Comprehensive income (loss)	$10.8	$33.2	$12.6	$(45.8)	$10.8

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Operations

For the Three Months Ended June 30, 2015

(In millions)

Millions of dollars	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$286.8	$210.7	$(89.8)	$407.7
Cost of sales	—	210.7	159.9	(89.8)	280.8

Gross profit	—	76.1	50.8	—	126.9
Selling, general and administrative expenses	6.7	33.2	29.3	—	69.2
Amortization expense	—	7.2	0.7	—	7.9
Separation expense	0.1	0.4	—	—	0.5
Restructuring expense	—	0.1	(0.3)	—	(0.2)

Earnings (loss) from operations	(6.8)	35.2	21.1	—	49.5
Interest expense	—	0.3	0.1	—	0.4
Interest (income) expense on notes with MTW — net	—	(4.3)	(0.3)	—	(4.6)
Other (income) expense — net	—	(0.4)	0.2	—	(0.2)
Equity in earnings (loss) of subsidiaries	41.3	16.5	—	(57.8)	—

Earnings (loss) before income taxes	34.5	56.1	21.1	(57.8)	53.9
Income taxes	(2.4)	14.8	4.6	—	17.0

Net earnings (loss)	$36.9	$41.3	$16.5	$(57.8)	$36.9

Other comprehensive income (loss), net of tax	0.8	1.4	1.6	(3.0)	0.8

Comprehensive income (loss)	$37.7	$42.7	$18.1	$(60.8)	$37.7

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Operations

For the Six Months Ended June 30, 2016

(In millions)

Millions of dollars	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$519.0	$354.4	$(179.5)	$693.9
Cost of sales	1.2	362.3	257.6	(179.5)	441.6

Gross profit	(1.2)	156.7	96.8	—	252.3
Selling, general and administrative expenses	18.3	74.8	54.1	—	147.2
Amortization expense	—	14.3	1.4	—	15.7
Separation expense	4.3	(0.1)	0.1	—	4.3
Restructuring expense	—	0.8	0.8	—	1.6

Earnings from operations	(23.8)	66.9	40.4	—	83.5
Interest expense	34.0	0.8	0.7	—	35.5
Interest (income) expense on notes with MTW — net	—	—	0.1	—	0.1
Other (income) expense — net	11.0	45.5	(50.5)	—	6.0
Equity in earnings (loss) of subsidiaries	73.9	64.2	—	(138.1)	—

Earnings before income taxes	5.1	84.8	90.1	(138.1)	41.9
Income taxes	(28.1)	10.9	25.9	—	8.7

Net earnings	$33.2	$73.9	$64.2	$(138.1)	$33.2

Other comprehensive income (loss), net of tax	4.9	15.6	20.9	(36.5)	4.9

Comprehensive income (loss)	$38.1	$89.5	$85.1	$(174.6)	$38.1

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Operations

For the Six Months Ended June 30, 2015

(In millions)

Millions of dollars	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$534.6	$398.0	$(179.5)	$753.1
Cost of sales	—	395.5	303.6	(179.5)	519.6

Gross profit	—	139.1	94.4	—	233.5
Selling, general and administrative expenses	16.6	73.4	61.6	—	151.6
Amortization expense	—	14.3	1.4	—	15.7
Separation expense	0.1	0.4	—	—	0.5
Restructuring expense	—	0.8	(0.3)	—	0.5

Earnings (loss) from operations	(16.7)	50.2	31.7	—	65.2
Interest expense	—	0.6	0.1	—	0.7
Interest (income) expense on notes with MTW - net	—	(8.5)	(0.8)	—	(9.3)
Other (income) expense - net	—	(1.8)	1.2	—	(0.6)
Equity in earnings (loss) of subsidiaries	61.7	24.8	—	(86.5)	—

Earnings (loss) before income taxes	45.0	84.7	31.2	(86.5)	74.4
Income taxes	(5.9)	23.0	6.4	—	23.5

Net earnings (loss)	$50.9	$61.7	$24.8	$(86.5)	$50.9

Other comprehensive income (loss), net of tax	(10.3)	(11.4)	(10.6)	22.0	(10.3)

Comprehensive income (loss)	$40.6	$50.3	$14.2	$(64.5)	$40.6

Manitowoc Foodservice, Inc.

Condensed Consolidating Balance Sheet

As of June 30, 2016

Millions of dollars	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$10.4	$0.8	$29.5	$—	$40.7
Restricted cash	—	—	0.4	—	0.4
Accounts receivable — net	0.1	—	103.0	(2.4)	100.7
Inventories — net	—	79.5	84.1	—	163.6
Prepaids and other current assets	—	1.7	11.8	(2.8)	10.7
Current assets held for sale	—	3.6	2.6	—	6.2

Total current assets	10.5	85.6	231.4	(5.2)	322.3
Property, plant and equipment — net	1.3	69.1	41.0	—	111.4
Goodwill	—	832.4	13.5	—	845.9
Other intangible assets — net	—	437.7	65.6	—	503.3
Intercompany long-term note receivable	—	20.0	—	(20.0)	—
Due from affiliates	—	2,851.5	—	(2,851.5)	—
Investment in subsidiaries	3,734.8	—	—	(3,734.8)	—
Other non-current assets	5.6	3.8	65.8	(51.1)	24.1

Total assets	$3,752.2	$4,300.1	$417.3	$(6,662.6)	$1,807.0

Liabilities and Equity:
Current Liabilities:
Accounts payable	$6.9	$69.0	$50.9	$(2.4)	$124.4
Accrued expenses and other liabilities	8.7	82.9	57.5	(2.8)	146.3
Short-term borrowings	—	—	0.1	—	0.1
Current portion of long-term debt and capital leases	—	0.5	0.8	—	1.3
Product warranties	—	21.3	9.8	—	31.1

Total current liabilities	15.6	173.7	119.1	(5.2)	303.2
Long-term debt and capital leases	1,367.9	2.0	—	—	1369.9
Deferred income taxes	135.6	—	62.0	(44.8)	152.8
Pension and postretirement health obligations	60.1	5.0	—	(6.3)	58.8
Intercompany long-term note payable	15.7	—	4.3	(20.0)	—
Due to affiliates	2,259.9	—	591.6	(2,851.5)	—
Investment in subsidiaries	—	361.4	—	(361.4)	—
Other long-term liabilities	8.5	23.2	1.7	—	33.4

Total non-current liabilities	3,847.7	391.6	659.6	(3,284.0)	1,614.9
Total Equity:
Total equity	(111.1)	3,734.8	(361.4)	(3,373.4)	(111.1)

Total liabilities and equity	$3,752.2	$4,300.1	$417.3	$(6,662.6)	$1,807.0

Manitowoc Foodservice, Inc.

Condensed Consolidating Balance Sheet

As of December 31, 2015

(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$—	$3.5	$28.5	$—	$32.0
Restricted cash	—	—	0.6	—	0.6
Accounts receivable — net	—	—	73.4	(9.6)	63.8
Intercompany interest receivable	—	—	4.2	(4.2)	—
Intercompany short-term note receivable	—	—	31.0	(31.0)	—
Inventories — net	—	80.2	65.7	—	145.9
Prepaids and other current assets	1.2	2.3	9.0	(2.2)	10.3

Total current assets	1.2	86.0	212.4	(47.0)	252.6
Property, plant and equipment — net	0.9	71.2	44.3	—	116.4
Goodwill	—	832.4	13.4	—	845.8
Other intangible assets — net	—	452.1	67.5	—	519.6
Intercompany long-term note receivable	—	—	42.4	(42.4)	—
Due from affiliates	—	3,074.9	—	(3,074.9)	—
Investment in subsidiaries	3,579.8	—	—	(3,579.8)	—
Other non-current assets	—	3.1	71.8	(59.0)	15.9
Long-term assets held for sale	—	3.7	—	—	3.7

Total assets	$3,581.9	$4,523.4	$451.8	$(6,803.1)	$1,754.0

Liabilities and Shareholders’ Equity:
Current Liabilities:
Accounts payable	$0.1	$81.8	$56.7	$(9.6)	$129.0
Accrued expenses and other liabilities	—	100.1	59.7	(2.2)	157.6
Current portion of capital leases	—	0.4	—	—	0.4
Intercompany interest payable	—	4.2	—	(4.2)	—
Intercompany short-term note payable	—	31.0	—	(31.0)	—
Product warranties	—	23.8	10.5	—	34.3

Total current liabilities	0.1	241.3	126.9	(47.0)	321.3
Long-term capital leases	—	2.3	—	—	2.3
Deferred income taxes	155.4	—	63.5	(51.0)	167.9
Pension and postretirement health obligations	35.0	6.3	—	(8.0)	33.3
Intercompany long-term note payable	—	42.4	—	(42.4)	—
Due to affiliates	2,176.9	—	898.0	(3,074.9)	—
Investment in subsidiaries	—	638.6	—	(638.6)	—
Other long-term liabilities	5.8	12.7	2.0	—	20.5

Total non-current liabilities	2,373.1	702.3	963.5	(3,814.9)	224.0
Total Equity:
Total equity	1,208.7	3,579.8	(638.6)	(2,941.2)	1,208.7

Total liabilities and equity	$3,581.9	$4,523.4	$451.8	$(6,803.1)	$1,754.0

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2016

(In millions)

Millions of dollars	Parent	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities

Net cash provided by (used for) operating activities	$(16.4)	$93.0	$(74.4)	—	$2.2

Cash Flows from Investing Activities
Capital expenditures	(0.6)	(2.3)	(3.3)	—	(6.2)
Changes in restricted cash	—	—	0.2	—	0.2
Intercompany investment	—	(51.0)	—	51.0	—
Proceeds from intercompany note	—	—	42.4	(42.4)	—

Net cash provided by (used for) investing activities	(0.6)	(53.3)	39.3	8.6	(6.0)

Cash Flows from Financing Activities
Proceeds from long-term debt and capital leases	1,448.9	—	8.1	—	1,457.0
Repayments on long-term debt and capital leases	(42.3)	—	(7.3)	—	(49.6)
Debt issuance costs	(40.9)	—	—	—	(40.9)
Changes in short-term borrowings	—	—	0.1	—	0.1
Dividend paid to MTW	(1,362.0)	—	—	—	(1,362.0)
Net transactions with MTW	7.6	—	—	—	7.6
Exercises of stock options	0.4	—	—	—	0.4
Intercompany financing	15.7	—	35.3	(51.0)	—
Repayments on intercompany note	—	(42.4)	—	42.4	—

Net cash provided by (used for) financing activities	27.4	(42.4)	36.2	(8.6)	12.6

Effect of exchange rate changes on cash	—	—	(0.1)	—	(0.1)
Net increase (decrease) in cash and cash equivalents	10.4	(2.7)	1.0	—	8.7
Balance at beginning of period	—	3.5	28.5	—	32.0

Balance at end of period	$10.4	$0.8	$29.5	$—	$40.7

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2015

(In millions)

Millions of dollars	Parent	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities

Net cash provided by (used for) operating activities	$(14.1)	$4.9	$(1.1)	$—	$(10.3)

Cash Flows from Investing Activities
Capital expenditures	—	(3.6)	(3.1)	—	(6.7)
Changes in restricted cash	—	—	(0.3)	—	(0.3)
Intercompany investment	(2.2)	(3.7)	—	5.9	—

Net cash provided by (used for) investing activities	(2.2)	(7.3)	(3.4)	5.9	(7.0)

Cash Flows from Financing Activities
Proceeds from long-term debt and capital leases	—	0.4	—	—	0.4
Repayments on long-term debt and capital leases	—	(0.2)	—	—	(0.2)
Net transactions with MTW	16.3	—	—	—	16.3
Intercompany financing	—	1.2	4.7	(5.9)	—

Net cash provided by (used for) financing activities	16.3	1.4	4.7	(5.9)	16.5

Effect of exchange rate changes on cash	—	—	(0.9)	—	(0.9)
Net decrease in cash and cash equivalents	—	(1.0)	(0.7)	—	(1.7)
Balance at beginning of period	—	2.7	13.8	—	16.5

Balance at end of period	$—	$1.7	$13.1	$—	$14.8

26. Subsidiary Guarantors of Senior Notes due 2024

The following tables present consolidated (condensed) financial information for (a) MFS; (b) the guarantors of the Senior Notes due 2024 which include substantially all of the domestic, 100% owned subsidiaries of the MFS (Subsidiary Guarantors); and (c) the wholly and partially owned foreign subsidiaries of MFS, which do not guarantee the Senior Notes due 2024 (Non-Guarantor Subsidiaries). The information includes elimination entries necessary to consolidate the guarantor and the non-guarantor subsidiaries. Investments in subsidiaries are accounted for using the equity method of accounting. The principal elimination entries eliminate investments in subsidiaries, equity and intercompany balances and transactions. Separate financial statements of the Subsidiary Guarantors are not presented because the guarantors are fully and unconditionally, jointly and severally liable under the guarantees, except for normal and customary release provisions.

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Operations

For the Twelve Months Ended December 31, 2015

(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,109.8	$809.9	$(349.6)	$1,570.1
Cost of sales	0.1	803.6	614.3	(349.6)	1,068.4

Gross profit	(0.1)	306.2	195.6	—	501.7
Selling, general and administrative expenses	32.2	144.6	114.8	—	291.6
Other operating expenses	4.4	38.9	6.9	—	50.2

Earnings before interest and taxes from continuing operations	(36.7)	122.7	73.9	—	159.9
Interest expense	—	(1.2)	(0.2)	—	(1.4)
Interest income on notes with MTW - net	—	14.9	0.9	—	15.8
Other income (expense) - net	78.6	(77.9)	21.3	—	22.0
Equity in earnings (loss) of subsidiaries	123.2	77.9	—	(201.1)	—

Earnings (loss) from continuing operations before income taxes	165.1	136.4	95.9	(201.1)	196.3
Income taxes	8.0	13.3	18.0	—	39.3

Net earnings (loss) from continuing operations	157.1	123.1	77.9	(201.1)	157.0
Discontinued operations:
Earnings from discontinued operations, net of income taxes	—	0.1	—	—	0.1

Net earnings (loss)	$157.1	$123.2	$77.9	$(201.1)	$157.1

Other comprehensive income (loss), net of tax	(23.8)	(27.7)	(26.9)	54.6	(23.8)

Comprehensive income (loss)	$133.3	$95.5	$51.0	$(146.5)	$133.3

Manitowoc Foodservice, Inc.

Condensed Consolidating Balance Sheet

As of December 31, 2015

(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$—	$3.5	$28.5	$—	$32.0
Restricted cash	—	—	0.6	—	0.6
Accounts receivable — net	—	—	73.4	(9.6)	63.8
Intercompany interest receivable	—	—	4.2	(4.2)	—
Intercompany short-term note receivable	—	—	31.0	(31.0)	—
Inventories — net	—	80.2	65.7	—	145.9
Prepaids and other current assets	1.2	2.3	9.0	(2.2)	10.3

Total current assets	1.2	86.0	212.4	(47.0)	252.6
Property, plant and equipment — net	0.9	71.2	44.3	—	116.4
Goodwill	—	832.4	13.4	—	845.8
Other intangible assets — net	—	452.1	67.5	—	519.6
Intercompany long-term note receivable	—	—	42.4	(42.4)	—
Due from affiliates	—	3,074.9	—	(3,074.9)	—
Investment in subsidiaries	3,579.8	—	—	(3,579.8)	—
Other non-current assets	—	3.1	71.8	(59.0)	15.9
Long-term assets held for sale	—	3.7	—	—	3.7

Total assets	$3,581.9	$4,523.4	$451.8	$(6,803.1)	$1,754.0

Liabilities and Shareholders’ Equity:
Current Liabilities:
Accounts payable	$0.1	$81.8	$56.7	$(9.6)	$129.0
Accrued expenses and other liabilities	—	100.1	59.7	(2.2)	157.6
Current portion of capital leases	—	0.4	—	—	0.4
Intercompany interest payable	—	4.2	—	(4.2)	—
Intercompany short-term note payable	—	31.0	—	(31.0)	—
Product warranties	—	23.8	10.5	—	34.3

Total current liabilities	0.1	241.3	126.9	(47.0)	321.3
Long-term capital leases	—	2.3	—	—	2.3
Deferred income taxes	155.4	—	63.5	(51.0)	167.9
Pension and postretirement health obligations	35.0	6.3	—	(8.0)	33.3
Intercompany long-term note payable	—	42.4	—	(42.4)	—
Due to affiliates	2,176.9	—	898.0	(3,074.9)	—
Investment in subsidiaries	—	638.6	—	(638.6)	—
Other long-term liabilities	5.8	12.7	2.0	—	20.5

Total non-current liabilities	2,373.1	702.3	963.5	(3,814.9)	224.0
Total Equity:
Total equity	1,208.7	3,579.8	(638.6)	(2,941.2)	1,208.7

Total liabilities and equity	$3,581.9	$4,523.4	$451.8	$(6,803.1)	$1,754.0

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Cash Flows

For the Twelve Months Ended December 31, 2015

(In millions)

	Parent	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows From Operations
Net cash provided by (used for) operating activities of continuing operations	$376.9	$(137.7)	$(96.3)	$—	$142.9
Net cash provided by operating activities of discontinued operations	—	0.1	—	—	0.1

Net cash provided by (used for) operating activities	376.9	(137.6)	(96.3)	—	143.0

Cash Flows From Investing
Capital expenditures	(0.8)	(6.5)	(5.9)	—	(13.2)
Restricted cash	—	—	(0.6)	—	(0.6)
Business acquisitions, net of cash acquired	—	—	(5.3)	—	(5.3)
Proceeds from sale of business	—	78.2	—	—	78.2
Intercompany investment	(193.2)	—	—	193.2	—

Net cash provided by (used for) investing activities	(194.0)	71.7	(11.8)	193.2	59.1

Cash Flows From Financing
Payments on capital leases	—	(0.7)	—	—	(0.7)
Proceeds from capital leases	—	0.5	—	—	0.5
Net transactions with MTW	(182.9)	—	—	—	(182.9)
Intercompany financing	—	66.9	126.3	(193.2)	—

Net cash provided by (used for) financing activities	(182.9)	66.7	126.3	(193.2)	(183.1)

Effect of exchange rate changes on cash	—	—	(3.5)	—	(3.5)
Net increase in cash and cash equivalents	—	0.8	14.7	—	15.5
Balance at beginning of year	—	2.7	13.8	—	16.5

Balance at end of year	$—	$3.5	$28.5	$—	$32.0

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Operations

For the Twelve Months Ended December 31, 2014

(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,051.7	$836.5	$(306.9)	$1,581.3
Cost of sales	—	750.3	629.9	(306.9)	1,073.3

Gross profit	—	301.4	206.6	—	508.0
Selling, general and administrative expenses	29.3	142.0	128.3	—	299.6
Other operating expenses	—	32.4	3.5	—	35.9

Earnings before interest and taxes from continuing operations	(29.3)	127.0	74.8	—	172.5
Interest expense	—	(1.2)	(0.1)	—	(1.3)
Interest income (expense) on notes with MTW - net	—	17.3	(0.7)	—	16.6
Other (expense) income - net	(7.8)	4.6	2.6	—	(0.6)
Equity in earnings (loss) of subsidiaries	192.0	65.7	—	(257.7)	—

Earnings (loss) from continuing operations before income taxes	154.9	213.4	76.6	(257.7)	187.2
Income taxes	(4.9)	21.0	9.8	—	25.9

Net earnings (loss) from continuing operations	159.8	192.4	66.8	(257.7)	161.3
Discontinued operations:
Loss from discontinued operations, net of income taxes	—	(0.4)	—	—	(0.4)
Loss on sale of discontinued operations, net of income taxes	—	—	(1.1)	—	(1.1)

Net earnings (loss)	$159.8	$192.0	$65.7	$(257.7)	$159.8

Other comprehensive income (loss), net of tax	(21.9)	(17.7)	(18.1)	35.8	(21.9)
Comprehensive income (loss)	$137.9	$174.3	$47.6	$(221.9)	$137.9

Manitowoc Foodservice, Inc.

Condensed Consolidating Balance Sheet

As of December 31, 2014

(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$—	$2.7	$13.8	$—	$16.5
Accounts receivable — net	2.8	13.1	57.9	(2.8)	71.0
Intercompany interest receivable	—	0.9	2.3	(3.2)	—
Intercompany short-term note receivable	—	—	15.8	(15.8)	—
Inventories — net	—	83.9	79.3	—	163.2
Deferred income taxes	16.6	—	7.9	(0.8)	23.7
Prepaids and other current assets	—	7.0	9.3	(1.2)	15.1

Total current assets	19.4	107.6	186.3	(23.8)	289.5
Property, plant and equipment — net	—	86.1	48.2	—	134.3
Goodwill	—	860.4	12.4	—	872.8
Other intangible assets — net	—	512.4	72.1	—	584.5
Intercompany long-term note receivable	—	9.3	183.9	(193.2)	—
Due from affiliates	—	3,662.5	—	(3,662.5)	—
Investment in subsidiaries	4,805.1	—	—	(4,805.1)	—
Other non-current assets	—	2.8	13.5	0.9	17.2

Total assets	$4,824.5	$5,241.1	$516.4	$(8,683.7)	$1,898.3

Liabilities and Shareholders’ Equity:
Current Liabilities:
Accounts payable	$—	$92.1	$77.4	$(2.8)	$166.7
Accrued expenses and other liabilities	1.6	98.0	67.8	(2.0)	165.4
Current portion of capital leases	—	0.5	—	—	0.5
Intercompany interest payable	3.2	—	—	(3.2)	—
Intercompany short-term note payable	—	15.8	—	(15.8)	—
Product warranties	—	23.6	12.4	—	36.0

Total current liabilities	4.8	230.0	157.6	(23.8)	368.6
Long-term capital leases	—	2.3	1.3	—	3.6
Deferred income taxes	201.9	—	6.9	9.2	218.0
Pension and postretirement health obligations	37.2	7.5	—	(8.3)	36.4
Intercompany long-term note payable	193.2	—	—	(193.2)	—
Due to affiliates	3,130.4	—	532.1	(3,662.5)	—
Investment in subsidiaries	—	185.4	—	(185.4)	—
Other long-term liabilities	5.6	10.8	3.9	—	20.3

Total non-current liabilities	3,568.3	206.0	544.2	(4,040.2)	278.3
Total Equity:
Total equity	1,251.4	4,805.1	(185.4)	(4,619.7)	1,251.4

Total liabilities and equity	$4,824.5	$5,241.1	$516.4	$(8,683.7)	$1,898.3

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Cash Flows

For the Twelve Months Ended December 31, 2014

(In millions)

	Parent	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows From Operations
Net cash provided by (used for) operating activities of continuing operations	$159.1	$(53.6)	$95.1	$—	$200.6
Net cash used for operating activities of discontinued operations	—	(0.4)	—	—	(0.4)

Net cash provided by (used for) operating activities	159.1	(54.0)	95.1	—	200.2

Cash Flows From Investing
Capital expenditures	—	(18.3)	(7.0)	—	(25.3)
Intercompany investment	—	—	(82.7)	82.7	—

Net cash provided by (used for) investing activities	—	(18.3)	(89.7)	82.7	(25.3)

Cash Flows From Financing
Payments on capital leases	—	(3.4)	—	—	(3.4)
Proceeds from capital leases	—	3.1	—	—	3.1
Net transactions with MTW	(166.7)	—	—	—	(166.7)
Intercompany financing	7.6	75.1	—	(82.7)	—

Net cash provided by (used for) financing activities	(159.1)	74.8	—	(82.7)	(167.0)

Effect of exchange rate changes on cash	—	—	(1.0)	—	(1.0)
Net increase in cash and cash equivalents	—	2.5	4.4	—	6.9
Balance at beginning of year	—	0.2	9.4	—	9.6

Balance at end of year	$—	$2.7	$13.8	$—	$16.5

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Operations

For the Twelve Months Ended December 31, 2013

(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,031.1	$754.4	$(243.7)	$1,541.8
Cost of sales	—	712.1	562.5	(243.7)	1,030.9

Gross profit	—	319.0	191.9	—	510.9
Selling, general and administrative expenses	26.3	138.6	124.8	—	289.7
Other operating expenses	—	28.5	5.0	—	33.5

Earnings (loss) before interest and taxes from continuing operations	(26.3)	151.9	62.1	—	187.7
Interest expense	—	(0.7)	(0.3)	—	(1.0)
Interest income on notes with MTW - net	—	17.3	(0.1)	—	17.2
Other income - net	—	0.1	0.6	—	0.7
Equity in earnings of subsidiaries	165.2	46.7	—	(211.9)	—

Earnings (loss) from continuing operations before income taxes	138.9	215.3	62.3	(211.9)	204.6
Income taxes	(7.2)	49.1	13.4	—	55.3

Net earnings (loss) from continuing operations	146.1	166.2	48.9	(211.9)	149.3
Discontinued operations:
Earnings (loss) from discontinued operations, net of income taxes	—	(1.0)	0.5	—	(0.5)
Loss on sale of discontinued operations, net of income taxes	—	—	(2.7)	—	(2.7)

Net earnings (loss)	$146.1	$165.2	$46.7	$(211.9)	$146.1

Other comprehensive income (loss), net of tax	8.0	2.3	3.1	(5.4)	8.0
Comprehensive income (loss)	$154.1	$167.5	$49.8	$(217.3)	$154.1

Manitowoc Foodservice, Inc.

Condensed Consolidating Statement of Cash Flows

For the Twelve Months Ended December 31, 2013

(In millions)

	Parent	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows From Operations
Net cash provided by operating activities of continuing operations	$169.7	$26.4	$8.2	$—	$204.3
Net cash used for operating activities of discontinued operations	—	(2.4)	—	—	(2.4)

Net cash provided by operating activities	169.7	24.0	8.2	—	201.9

Cash Flows From Investing
Capital expenditures	—	(23.5)	(10.1)	—	(33.6)
Proceeds from sale of property, plant and equipment	—	1.6	—	—	1.6
Business acquisitions, net of cash acquired	—	—	(12.2)	—	(12.2)
Proceeds from sale of business	—	0.7	—	—	0.7
Intercompany investment	—	(2.9)	—	2.9	—

Net cash provided by investing activities of continuing operations	—	(24.1)	(22.3)	2.9	(43.5)
Net cash used for investing activities of discontinued operations	—	0.6	—	—	0.6

Net cash provided by investing activities	—	(23.5)	(22.3)	2.9	(42.9)

Cash Flows From Financing
Payments on capital leases	—	(2.9)	—	—	(2.9)
Proceeds from capital leases	—	3.4	—	—	3.4
Net transactions with MTW	(171.5)	—	—	—	(171.5)
Intercompany financing	1.8	—	1.1	(2.9)	—

Net cash used for financing activities	(169.7)	0.5	1.1	(2.9)	(171.0)

Effect of exchange rate changes on cash	—	—	(0.6)	—	(0.6)
Net increase in cash and cash equivalents	—	1.0	(13.6)	—	(12.6)
Balance at beginning of year	—	(0.8)	23.0	—	22.2

Balance at end of year	$—	$0.2	$9.4	$—	$9.6